UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 18, 2013 to December 17, 2013

Commission File Number of issuing entity:	333-180779-02

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-180779

MORGAN STANLEY CAPITAL I INC.
(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, National Association
(Exact name of sponsor(s) as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-2085543
46-2096643
46-2107218
46-6596620
46-6599586
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7490
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[ ]	[ ]	[_X_]
A-2	[ ]	[ ]	[_X_]
A-AB	[ ]	[ ]	[_X_]
A-3	[ ]	[ ]	[_X_]
A-4	[ ]	[ ]	[_X_]
A-S	[ ]	[ ]	[_X_]
B	[ ]	[ ]	[_X_]
PST	[ ]	[ ]	[_X_]
C	[ ]	[ ]	[_X_]

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes [ X ] No [ ]

Explanatory Note

This Form 10-D/A amends the Form 10-D (the “Form 10-D”), filed December 30, 2013 with respect to Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7. The purpose of this amendment is to make a clerical revision to the Form 10-D to conform the signatory shown on the filed version of the Form 10-D (James Chung, Authorized Signatory) to the signatory on the original executed Form 10-D (Steven W. Holmes, Authorized Signatory).

PART II - OTHER INFORMATION
Item 9. Exhibits

(d) Exhibits:

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, relating to the December 17, 2013 distribution (filed as Exhibit 99.1 to the Form 10-D and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.
(Depositor)

Date: 12/30/2014	By: ___/s/ Zachary Fischer__
Name:__Zachary Fischer__
Title: __Vice President__

EXHIBIT INDEX

Exhibit Number	Exhibit
Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, relating to the December 17, 2013 distribution (filed as Exhibit 99.1 to the Form 10-D and incorporated by reference herein).